USAA S&P 500 INDEX FUND
USAA S&P 500 INDEX FUND Member Shares and Reward Shares SUPPLEMENT DATED NOVEMBER 16, 2015 TO THE FUND'S PROSPECTUS DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA S&P 500 Index Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Member Shares and Reward Shares is not continued beyond one year.

Expense Example - USAA S&P 500 INDEX FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Member Shares	27	89	159	364
Reward Shares	16	57	103	239

Please Retain This Supplement For Your Future Reference. 98451-1115